Performance Management - Calamos Timpani Active Growth Opportunities ETF	Jun. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. Simultaneous with the Fund’s commencement of operations, which is anticipated to occur on or about September 18, 2026, the Fund will acquire the assets and assume the liabilities of the Calamos Timpani SMID Growth Fund (the “Predecessor Fund”) in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Fund’s Class I shares.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class I). The table shows the average annual total returns of the Predecessor Fund and also compares the Predecessor Fund’s performance with the average annual total returns of a broad measure of market performance. The Fund has the same investment goal and substantially similar strategies as the Predecessor Fund. However, the Fund has a lower net expense ratio than each share class of the Predecessor Fund. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class I). The table shows the average annual total returns of the Predecessor Fund and also compares the Predecessor Fund’s performance with the average annual total returns of a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus.
Performance Additional Market Index [Text]	The Fund’s investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund’s investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	37.58% (6.30.20)	Lowest Quarterly Return:	-22.94% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	37.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

The Fund makes updated performance information, including its current net asset value per share, available at www.Calamos.com.

The Fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	7.31.19
Load Adjusted Return before taxes		15.25%	5.33%	11.18%
Class I	7.31.19
Load Adjusted Return before taxes		21.25%	6.63%	12.31%
Load Adjusted Return after taxes on distributions*		20.00%	5.55%	11.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		13.49%	4.92%	9.76%
Class R6	7.31.19
Load Adjusted Return before taxes		21.38%	6.65%	12.34%
Russell 3000 Total Return Index[1]		17.15%	13.15%	14.70%
Russell 2500 Growth Index		10.31%	2.98%	8.61%
1

The Fund’s investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund’s investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Availability Website Address [Text]	www.Calamos.com